Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Common stocks: 91.80%
Brazil: 4.68%
Ambev SA (Consumer staples, Beverages)	826,800	$ 2,641,569
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	1,190,300	3,485,254
Banco BTG Pactual SA (Financials, Diversified financial services)	615,372	3,457,166
Cury Construtora e Incorporadora SA (Consumer discretionary, Household durables)	940,095	1,646,170
Petrobras Distribuidora SA (Consumer discretionary, Specialty retail)	472,900	2,572,315
Vale SA (Materials, Metals & mining)	209,474	4,374,289
		18,176,763
Cambodia: 0.04%
NagaCorp Limited (Consumer discretionary, Hotels, restaurants & leisure)	192,000	141,076
Chile: 1.19%
Banco Santander Chile SA (Financials, Banks)	30,670,474	1,513,549
Sociedad Quimica Minera de Chile (Materials, Chemicals)	65,120	3,093,200
		4,606,749
China: 22.69%
Baidu Incorporated ADR (Communication services, Interactive media & services) †	35,043	5,747,402
China Construction Bank Class H (Financials, Banks)	10,309,000	7,190,027
China International Capital Corporation Limited Class H (Financials, Capital markets) 144A	1,397,200	3,214,703
China Merchants Bank Company Limited Class H (Financials, Banks)	478,500	3,645,175
China Resources Land Limited (Real estate, Real estate management & development)	1,014,000	3,392,548
China Yongda Automobile Service Holding Company (Consumer discretionary, Specialty retail)	1,717,000	3,199,290
ENN Energy Holdings Limited (Utilities, Gas utilities)	230,000	4,809,455
Gree Electric Appliances Incorporated Class A (Consumer discretionary, Household durables)	464,840	3,419,900
Inner Mongolia Yili Industrial Group Company Limited Class A (Consumer staples, Food products)	380,078	1,965,647
Kunlun Energy Company Limited (Utilities, Gas utilities)	2,954,000	2,554,433
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	1,696,000	1,580,080
Lomon Billions Group Company Limited (Materials, Chemicals)	443,675	2,049,909
Midea Group Company Limited Class A (Acquired 6-20-2019, cost $3,382,014) (Consumer discretionary, Household durables) >	581,159	5,716,805
Nari Technology Company Limited (Industrials, Electrical equipment)	704,601	3,422,438
Netease Incorporated (Communication services, Entertainment)	181,550	3,632,799
Ping An Insurance Group Company Class H (Financials, Insurance)	725,000	6,357,971
Postal Savings Bank of China Company Limited Class H (Financials, Banks) 144A	4,627,000	2,988,945
Sands China Limited (Consumer discretionary, Hotels, restaurants & leisure) †	653,200	2,231,647
Shimao Property Holding Limited (Real estate, Real estate management & development)	1,307,000	2,576,612
Suofeiya Home Collection Company Limited Class A (Consumer discretionary, Household durables)	647,491	1,916,508
Tingyi Holding Corporation (Consumer staples, Food products)	2,980,000	5,368,576
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	2,574,000	3,590,480
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Income Fund  |  1

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
China: (continued)
Universal Scientific Industrial Shanghai Company Limited Class A (Information technology, Electronic equipment, instruments & components)	742,000	$ 1,576,792
Xinyangfeng Agricultural Technology Company Limited (Materials, Chemicals)	775,900	2,225,682
Zhejiang NHU Company Limited (Health care, Biotechnology)	918,918	3,682,048
		88,055,872
Hong Kong: 4.68%
ASM Pacific Technology (Information technology, Semiconductors & semiconductor equipment)	151,300	1,946,945
Bosideng International Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	4,468,000	2,788,493
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	2,056,000	2,862,629
Chow Tai Fook Jewellery Company Limited (Consumer discretionary, Specialty retail)	2,302,000	4,816,600
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	45,500	2,904,075
WH Group Limited (Consumer staples, Food products) 144A	3,459,000	2,866,495
		18,185,237
India: 11.58%
Embassy Office Parks REIT (Real estate, Equity REITs)	1,013,000	4,924,992
Gail India Limited (Utilities, Gas utilities)	2,558,442	4,797,831
Hero Motorcorp Limited (Consumer discretionary, Automobiles)	62,473	2,319,850
Infosys Limited (Information technology, IT services)	357,880	7,745,290
LIC Housing Finance Limited (Financials, Diversified financial services)	796,893	4,395,414
Mahanagar Gas Limited (Utilities, Gas utilities)	317,506	4,980,725
Manappuram Finance Limited (Financials, Consumer finance)	2,259,878	6,296,925
Power Grid Corporation (Utilities, Electric utilities)	636,204	1,463,230
Power Grid Corporation of India Limited (Utilities, Electric utilities)	1,908,611	4,389,690
Tech Mahindra Limited (Information technology, IT services)	223,952	3,640,142
		44,954,089
Indonesia: 1.14%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	7,385,200	1,894,492
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	11,228,600	2,515,517
		4,410,009
Malaysia: 0.88%
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	2,733,500	1,787,787
RHB Bank Bhd (Financials, Banks)	1,337,200	1,619,216
		3,407,003
Mexico: 1.81%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	120,238	2,001,963
Grupo Financiero Banorte SAB de CV (Financials, Banks)	473,000	3,059,991
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	594,691	1,959,175
		7,021,129
See accompanying notes to portfolio of investments

2  |  Wells Fargo Emerging Markets Equity Income Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Panama: 0.52%
Copa Holdings SA Class A (Industrials, Airlines) †	28,486	$ 2,019,942
Peru: 0.56%
Southern Copper Corporation (Materials, Metals & mining)	33,017	2,167,236
Philippines: 0.52%
International Container Terminal Services Incorporated (Industrials, Transportation infrastructure)	649,670	2,021,080
Poland: 0.51%
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance) †	203,157	1,982,791
Qatar: 0.66%
Qatar National Bank (Financials, Banks)	512,942	2,564,006
Russia: 6.14%
Alrosa PJSC (Materials, Metals & mining)	2,014,160	3,584,217
Detsky Mir PJSC (Consumer discretionary, Multiline retail)	1,077,930	2,070,569
Fix Price Group Limited GDR (Consumer discretionary, Specialty retail) †	197,114	1,506,937
LUKOIL PJSC ADR (Energy, Oil, gas & consumable fuels)	38,883	3,332,273
Moscow Exchange MICEX-RTS PJSC (Financials, Capital markets)	1,272,530	3,005,967
Rosneft Oil Company PJSC (Energy, Oil, gas & consumable fuels)	302,430	2,241,026
Sberbank PJSC ADR (Financials, Banks)	301,375	5,017,894
X5 Retail Group NV (Consumer staples, Food & staples retailing)	94,496	3,071,544
		23,830,427
Saudi Arabia: 1.69%
Jarir Marketing Company (Consumer discretionary, Specialty retail)	52,294	2,805,050
National Commercial Bank (Financials, Banks)	256,496	3,761,540
		6,566,590
Singapore: 0.63%
BOC Aviation Limited (Industrials, Trading companies & distributors) 144A	332,200	2,438,765
South Africa: 4.17%
Absa Group Limited (Financials, Banks) †	209,767	1,953,315
Impala Platinum Holdings Limited (Materials, Metals & mining)	168,832	3,042,289
Life Healthcare Group Holdings Limited (Health care, Health care providers & services) †	1,623,683	2,610,970
Naspers Limited (Consumer discretionary, Internet & direct marketing retail)	10,325	1,988,714
Standard Bank Group Limited (Financials, Banks)	312,338	2,633,861
The Bidvest Group Limited (Industrials, Industrial conglomerates)	289,065	3,944,365
		16,173,514
South Korea: 11.08%
Doosan Bobcat Incorporated (Industrials, Machinery) †	80,557	3,228,583
Kangwon Land Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	87,193	1,963,311
KB Financial Group Incorporated (Financials, Banks)	101,413	4,522,918
Kia Motors Corporation (Consumer discretionary, Automobiles)	30,289	2,201,400
POSCO (Materials, Metals & mining)	8,002	2,549,648
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	260,522	17,779,593
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	14,730	2,746,868
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Income Fund  |  3

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
South Korea: (continued)
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	46,502	$ 4,548,120
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	13,161	3,444,000
		42,984,441
Taiwan: 13.95%
Advantech Company Limited (Information technology, Technology hardware, storage & peripherals)	252,000	3,280,100
ASE Technology Holding Company Limited (Information technology, Semiconductors & semiconductor equipment)	463,000	2,028,160
ASMedia Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	26,000	1,817,629
CTBC Financial Holding Company Limited (Financials, Banks)	2,488,000	2,032,927
Giant Manufacturing Company Limited (Consumer discretionary, Leisure products)	148,000	1,704,130
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	958,704	3,771,051
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	909,000	2,083,565
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	73,000	2,375,469
Quanta Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	611,000	1,688,908
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	1,248,000	25,883,783
Unimicron Technology Corporation (Information technology, Electronic equipment, instruments & components)	1,039,000	5,424,423
United Microelectronics Corporation (Information technology, Semiconductors & semiconductor equipment)	986,000	2,037,933
		54,128,078
Thailand: 1.32%
Bangkok Bank PCL (Financials, Banks)	862,600	2,663,844
Tisco Financial Group PCL (Financials, Diversified financial services)	918,500	2,459,207
		5,123,051
United Arab Emirates: 1.36%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)	1,594,845	3,048,014
Aldar Properties PJSC (Real estate, Real estate management & development)	2,084,987	2,250,357
		5,298,371
Total Common stocks (Cost $273,346,118)		356,256,219

Dividend yield
Preferred stocks: 3.67%
Brazil: 0.60%
Itaúsa SA (Financials, Banks)	1.11%	1,086,019	2,329,157
See accompanying notes to portfolio of investments

4  |  Wells Fargo Emerging Markets Equity Income Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Dividend yield	Shares	Value
South Korea: 3.07%
LG Chem Limited (Materials, Chemicals)	2.77%	14,912	$ 4,958,783
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	0.93	111,266	6,974,378
			11,933,161
Total Preferred stocks (Cost $10,464,558)			14,262,318

		Yield
Short-term investments: 3.92%
Investment companies: 3.92%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	15,194,563	15,194,563
Total Short-term investments (Cost $15,194,563)				15,194,563
Total investments in securities (Cost $299,005,239)	99.39%			385,713,100
Other assets and liabilities, net	0.61			2,373,226
Total net assets	100.00%			$388,086,326

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $5,716,805 (original aggregate cost of $3,382,014), representing 1.47% of its net assets as of period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Government Money Market Fund Select Class	$13,498,167	$163,122,010	$(161,425,614)	$0	$0	$15,194,563	15,194,563	$2,189
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Income Fund  |  5

Notes to portfolio of investments—July 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

6  |  Wells Fargo Emerging Markets Equity Income Fund

Notes to portfolio of investments—July 31, 2021 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$18,176,763	$0	$0	$18,176,763
Cambodia	141,076	0	0	141,076
Chile	4,606,749	0	0	4,606,749
China	88,055,872	0	0	88,055,872
Hong Kong	18,185,237	0	0	18,185,237
India	43,490,859	1,463,230	0	44,954,089
Indonesia	4,410,009	0	0	4,410,009
Malaysia	3,407,003	0	0	3,407,003
Mexico	7,021,129	0	0	7,021,129
Panama	2,019,942	0	0	2,019,942
Peru	2,167,236	0	0	2,167,236
Philippines	2,021,080	0	0	2,021,080
Poland	1,982,791	0	0	1,982,791
Qatar	2,564,006	0	0	2,564,006
Russia	23,830,427	0	0	23,830,427
Saudi Arabia	3,761,540	2,805,050	0	6,566,590
Singapore	2,438,765	0	0	2,438,765
South Africa	16,173,514	0	0	16,173,514
South Korea	42,984,441	0	0	42,984,441
Taiwan	54,128,078	0	0	54,128,078
Thailand	5,123,051	0	0	5,123,051
United Arab Emirates	3,048,014	2,250,357	0	5,298,371
Preferred stocks
Brazil	2,329,157	0	0	2,329,157
South Korea	11,933,161	0	0	11,933,161
Short-term investments
Investment companies	15,194,563	0	0	15,194,563
Total assets	$379,194,463	$6,518,637	$0	$385,713,100
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Income Fund  |  7